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The previous 13F-HR which was filed on 2/14/2002 and received an Accession
Number of 0000950135-02-000841 was filed in error and should be disregarded.

The 13F-HR for High Rock Capital LLC is filed under CIK 0001098763. This was filed on 2/14/2002 and received an Accession Number of 0000950135-02-000861.